Schedule of class A common stock reconciliation (Details) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Temporary equity, shares outstanding (in shares)		1,848,503	1,848,503
Extension redemptions on November 29, 2022 (in shares)			(8,477,497)
Extension redemptions on November 29, 2022			$ (87,541,322)
Extension deposits to Trust Account	375,000		1,798,900
Trust earnings	$ 157,405	$ 17,014,649	$ 869,374
Temporary equity, stock issued during period, shares, new issues		10,326,000
Proceeds from Issuance Initial Public Offering value		$ 103,260,000
Proceeds from Issuance of Warrants		(9,190,140)
Temporary equity, issuance costs		$ (6,791,909)
Common Class A Subject to Redemption [Member]
Temporary equity, shares outstanding (in shares)	1,848,503	10,326,000	1,848,503
Temporary equity, carrying amount, attributable to parent	$ 19,951,957	$ 104,292,600	$ 19,419,552